Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31,	December 31,
	2020	2019

Trade receivables	$2,761	$4,560
Value added taxes receivable	1,916	636
Other receivables	425	73
	$5,102	$5,269